Summarised financial information of subsidiaries with material non-controlling interests - Summarised balance sheets (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Liabilities	¥ (543,836,000)	¥ (541,657,000)
Total current net assets/(liabilities)	(466,239,000)
Noncurrent
Assets	468,773,000	463,230,000
Liabilities	(128,414,000)	¥ (221,705,000)
Net assets/(liabilities)	¥ (125,880,000)
Subsidiaries with material non-controlling interests
Summarised financial information of subsidiaries with material non controlling interests
Proportion of non-controlling interests in subsidiaries with material non-controlling interests to total non-controlling interests (as a percent)	40.00%	21.00%	84.00%
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd.
Current
Assets	¥ 23,004,000	¥ 17,024,000	¥ 17,386,000
Liabilities	(17,145,000)	(15,541,000)	(3,655,000)
Total current net assets/(liabilities)	5,859,000	1,483,000	13,731,000
Noncurrent
Assets	5,466,000	3,868,000	2,046,000
Liabilities	(3,495,000)	(733,000)
Total noncurrent net assets	1,971,000	3,135,000	2,046,000
Net assets/(liabilities)	7,830,000	4,618,000	15,777,000
Shanghai Pengai Aesthetic Medical Clinic Co., Ltd.
Current
Assets	14,761,000	13,772,000	13,641,000
Liabilities	(50,260,000)	(46,764,000)	(15,626,000)
Total current net assets/(liabilities)	(35,499,000)	(32,992,000)	(1,985,000)
Noncurrent
Assets	41,102,000	40,871,000	36,302,000
Liabilities	(29,174,000)	(29,040,000)	(31,607,000)
Total noncurrent net assets	11,928,000	11,831,000	4,695,000
Net assets/(liabilities)	(23,571,000)	(21,161,000)	2,710,000
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd.
Current
Assets	8,773,000	10,252,000	9,140,000
Liabilities	(32,844,000)	(33,393,000)	(11,464,000)
Total current net assets/(liabilities)	(24,071,000)	(23,141,000)	(2,324,000)
Noncurrent
Assets	30,261,000	26,429,000	22,437,000
Total noncurrent net assets	30,261,000	26,429,000	22,437,000
Net assets/(liabilities)	6,190,000	3,288,000	20,113,000
Haikou Pengai Aesthetic Medical Hospital Co., Ltd.
Current
Assets	4,510,000	4,546,000	3,033,000
Liabilities	(22,396,000)	(23,484,000)	(14,405,000)
Total current net assets/(liabilities)	(17,886,000)	(18,938,000)	(11,372,000)
Noncurrent
Assets	15,295,000	18,964,000	22,783,000
Liabilities	(5,450,000)	(5,808,000)	(6,144,000)
Total noncurrent net assets	9,845,000	13,156,000	16,639,000
Net assets/(liabilities)	(8,041,000)	(5,782,000)	5,267,000
Yantai Pengai Jiayan Cosmetic Surgery Hospital Co., Ltd
Current
Assets	2,909,000	3,753,000	14,806,000
Liabilities	(25,394,000)	(31,845,000)	(24,410,000)
Total current net assets/(liabilities)	(22,485,000)	(28,092,000)	(9,604,000)
Noncurrent
Assets	28,832,000	33,234,000	35,387,000
Liabilities	(16,778,000)	(17,086,000)	(17,748,000)
Total noncurrent net assets	12,054,000	16,148,000	17,639,000
Net assets/(liabilities)	¥ (10,431,000)	¥ (11,944,000)	¥ 8,035,000